LOSS PER SHARE - Computation of basic and diluted loss per ordinary share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
LOSS PER SHARE
Net Loss	$ (1,740,418)	$ (4,079)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic	1,534,487	1,534,487
Weighted average number of ordinary share outstanding, Diluted	1,534,487	1,534,487
Loss per share, Basic	$ (1.13)	$ 0.00
Loss per share, Diluted	$ (1.13)	$ 0.00
Dilutive stocks	$ 0	$ 0